CONVERTIBLE REDEEMABLE PREFERRED SHARES - Warrants (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 04, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Deemed dividend		$ 261,500,000	$ 261,472
Warrants outstanding				$ 0
PRC Onshore Investment Fund, Three
CONVERTIBLE REDEEMABLE PREFERRED SHARES
No of shares issued under the warrants	998,219
Aggregate exercise price	$ 25,000,000
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Exercise price per share	$ 25.0446
Deemed dividend			$ 142,042,000